Impairment charges - Impairment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	$ (859)	$ (98)
Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(86)	(98)
Copper & Diamonds
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(773)	$ 0
Non-controlling interests
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	1,506
Non-controlling interests | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	0
Non-controlling interests | Copper & Diamonds
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	1,506
Pre-tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(2,349)
Pre-tax | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(109)
Pre-tax | Copper & Diamonds
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(2,240)
Taxation
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(16)
Taxation | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	23
Taxation | Copper & Diamonds
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	(39)
Oyo Tolgoi Copper-Gold Mine | Pre-tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	2,200
Oyo Tolgoi Copper-Gold Mine | Taxation
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss	$ 2,300